CALIFORNIA REGUALTORY MATTERS - SCHEDULE OF UTILITY PROJECTS (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
East County Substation [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Utility Projects [Line Items]
Estimated Project Cost	$ 435
Pipeline Safety Phase 1 [Member]
Schedule Of Utility Projects [Line Items]
Estimated Project Cost	3,100
Pipeline Safety Phase 1 [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Utility Projects [Line Items]
Estimated Project Cost	600
Estimated Capital Investment	230
Requested Project Funding	240
Pipeline Safety Phase 1 [Member] | Southern California Gas Company [Member]
Schedule Of Utility Projects [Line Items]
Estimated Project Cost	2,500
Estimated Capital Investment	1,200
Requested Project Funding	1,500
South Orange County Reliability Enhancement [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Utility Projects [Line Items]
Estimated Project Cost	473
Aliso Canyon Natural Gas Storage Compressor Replacement [Member] | Southern California Gas Company [Member]
Schedule Of Utility Projects [Line Items]
Estimated Project Cost	200
Purchase of El Dorado [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Utility Projects [Line Items]
Purchase Price Allocation Plant	215
Approved Purchase Price Plant	214
Cleveland National Forest Transmissions Projects [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Utility Projects [Line Items]
Estimated Project Cost	$ 420